INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

12. INCOME TAXES

9F Inc. is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, it is not subject to tax on either income or capital gain.

According to the HK regulations, HK entities are subject to a two-tiered income tax rate for taxable income earned in Hong Kong with effect from April 1, 2018. The first HK$2 million of profits earned by HK entity will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. In addition, to avoid abuse of the two-tiered tax regime, each group of connected entities can nominate only one entity to benefit from the two-tiered tax rate.

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the Group’s subsidiaries domiciled in the PRC are subject to 25% statutory rate unless they are qualified for preferential income tax rate status in accordance with the EIT Law. Certain of the Group’s PRC subsidiaries and VIEs enjoy a preferential income tax rate of 15% or 20% under the EIT Law. A “high and new technology enterprise” is entitled to a favorable income tax rate of 15% and such qualification is reassessed by relevant governmental authorities every three years. In December 2016, Beijing Muyu Technology Development Co., Ltd. (“Beijing Muyu”), a subsidiary of Beijing Jiufu Puhui Information Technology Co., Ltd. (“Jiufu Puhui”), was qualified as a “high and new technology enterprise” and thus enjoyed a preferential income tax rate of 15% for 2017, 2018, and 2019. In 2017, each of Jiufu Shuke, Jiufu Lianyin, Jiufu Puhui and Jiufu Wukong (Beijing) Technology Co., Ltd. (“Jiufu Wukong”), a subsidiary of Jiufu Shuke, was qualified as a ''high and new technology enterprise'' and thus enjoyed a preferential income tax rate of 15% for 2017, 2018, and 2019. In 2018, Yisi Hudong(Beijing)Technology Co.,Ltd. ("Yisi Hudong"), a subsidiary of Zhuhai Jiufu Xiaojin, was qualified as a ''high and new technology enterprise'' and thus enjoyed a preferential income tax rate of 15% for 2018 and 2019. They would enjoy a preferential income tax rate of 15% for 2020, provided they continue to meet the standards for "high and new technology enterprise" during 2020. Jiufu Weiban, a subsidiary of Xinjiang Shuke, was qualified as a “high and new technology enterprise” and thus enjoyed a preferential income tax rate of 15% for 2018 and 2019. They would enjoy a preferential income tax rate of 15% for 2020, provided they continue to meet the standards for “high and new technology enterprise” during 2020. In addition, Zhuhai Hengqin Jiufu Technology Co., Ltd. (“Zhuhai Hengqin”) has been recognized as an enterprise of encouraged industries in the Hengqin New Area of Guangdong Province and enjoyed a preferential income tax rate of 15% for 2017, 2018 and 2019. Zhuhai Jiufu Xiaojin Technology Co., Ltd. (“Zhuhai Xiaojin”) has been recognized as an enterprise of encouraged industries in the Hengqin New Area of Guangdong Province and enjoyed a preferential income tax rate of 15% for 2017, 2018, and 2019. Xizang Jiufu Dingdang Information Technology Co., Ltd. (“Jiufu Dingdang”) has been recognized as encouraged industries in the Tibet autonomous region and enjoyed a preferential income tax rate of 15% for 2017, 2018 and 2019, the income tax shared by Tibet autonomous region was temporarily exempted. Xinjiang Teyi Shuke Information Technology Co., Ltd. (''Xinjiang Shuke'', formerly known as Xinjiang Jiufu Onecard Information Technology Co., Ltd.) has been recognized as encouraged industries in the Xinjiang Kashgar Special Economic Development Area and enjoyed a five-years exemption from enterprise income tax from 2017 to 2021. Liangzi (Tianjin) Finance Lease Limited (“Liangzi”) was qualified as a “small enterprises with low profits” and thus enjoyed a preferential income tax rate of 20% for 2017 and 2018 and 25% for 2019. Beijing Baibai Technology Co., Ltd, Beijing Juhuixuan Technology Co., Ltd, Shenzhen Jiufu Xinfu Commercial Factoring Co., Ltd, Jiuxing insurance brokerage Co., Ltd, Beijing Jiubao Technology Co., Ltd, Zhuhai Jiuxin Asset Management Co., Ltd, and Qianhai Jiufu network technology (Shenzhen) Co., Ltd are qualified as "small enterprises with low profits" and thus enjoyed a preferential income tax rate of 20% for 2019.

The current and deferred components of the income tax expense which were substantially attributable to the Group’s PRC subsidiaries and VIEs and VIEs’ subsidiaries, are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax	409,657	376,177	245,397
Deferred tax	(57,225)	26,226	(419,994)
Total	352,432	402,403	(174,597)

The reconciliation of income tax expense at statutory tax rate to income tax expense recognized is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income (loss) before income tax expenses	1,011,484	2,418,729	(2,220,324)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense at statutory tax rate	252,871	604,682	(555,081)
Non‑deductible expenses(i)	77,735	19,526	15,362
Change in valuation allowance	22,384	20,980	43,350
Effect of tax holiday and preferential tax rate	(527,178)	(375,632)	221,590
Share‑based compensation expenses	545,126	127,041	88,288
Effect of different tax rates of subsidiaries operating in other jurisdictions	(18,506)	5,806	11,894
Income tax expense	352,432	402,403	(174,597)

(i)	The amount included in non‑deductible expenses is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Non‑deductible expenses—excessive advertising fees	72,713	2,927	—
Other non‑deductible expenses	5,022	16,599	15,362
Total	77,735	19,526	15,362

The aggregate amount and per ordinary share effect of the tax holiday and preferential tax rate are as follows:

	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	527,178	375,632	(221,590)
The aggregate effect on basic and diluted net income per ordinary share:
—Basic	4.24	2.31	(1.27)
—Diluted	3.81	2.02	(1.27)

The tax effects of temporary differences that gave rise to the deferred tax balances are as follows:

	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Deferred revenue	50,203	36,834	104,750
Accrued expenses	56,752	55,110	105,475
Allowance for doubtful accounts	4,159	4,335	265,745
Net operating loss carry forward	35,340	44,379	80,485
Excess advertising fee	—	—	47,202
Less: valuation allowance	(35,340)	(56,320)	(99,670)
Total deferred tax assets, net	111,114	84,338	503,987

The movements of valuation allowance for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of year	12,956	35,340	56,320
Additions	22,384	34,459	56,132
Reversal	—	(13,479)	(12,782)
Balance at end of year	35,340	56,320	99,670

	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Deferred tax liabilities:
Intangible asset from acquisition	9,309	9,003	15,354
Contract assets	—	—	1,861
Total deferred liabilities	9,309	9,003	17,215

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The valuation allowance is considered on each individual entity basis. Considering all the above factors, valuation allowances were established to certain entities because the Group believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non‑resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Group and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Group and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%, the Group is not subject to any other uncertain tax position.

The EIT regulations (i.e. Caishui [2011] No. 112) specify that legal entities organized in the Xinjiang Kashgar Special Economic Development Area upon meeting certain requirements can qualify for five years exemption on income tax. Uncertainties exist with regard to whether Xinjiang Shuke can meet the requirements stipulated under the current EIT regulations as well as whether the Group income allocation to entities in Xinjiang match with their business substance. Despite the present uncertainties resulting from the limited tax implementation guidance for the preferential tax treatment of the above regulation in Xinjiang and the tax authorities’ view on the income allocation, the Group believes that the legal entities in the Xinjiang Kashgar Special Economic Development Area meet the requirements as stipulated by the prevailing EIT laws and regulations and therefore can qualified for the income tax exemption and the current income allocation ratio can be sustained. If the PRC tax authorities subsequently determine that these entities do not qualified for the income tax exemption status or the income allocation ratio is not in compliance with arm’s length principle, these entities will be subject to the PRC income taxes, at a statutory rate of 25%, or a transfer pricing adjustment would be made to increase the profit of other entities (subject to 25% or 15% EIT rate) in the Group, which will in turn increase our tax liability, late payment interest, and penalties of the Group.

Since January l, 2011, the relevant tax authorities of the Group’s subsidiaries, VIEs and VIEs’ subsidiaries have not conducted a tax examination on the Group’s subsidiaries, VIEs and VIEs’ subsidiaries. In accordance with relevant PRC tax administration laws, tax years from 2012 to 2018 of the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries remain subject to tax audits as of December 31, 2018, at the tax authority’s discretion.

According to PRC Tax Administration and Collection Law, the statute of limitations is for a period of three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2019, the Group is subject to examination of the PRC tax authorities.

Aggregate undistributed earnings of the Group’s PRC subsidiaries and VIEs that are available for distribution was RMB3,423,684, RMB5,685,489 and RMB4,063,792 as of December 31, 2017, 2018 and 2019, respectively.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of December 31, 2017, 2018, and 2019.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax‑free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIEs without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIEs given that the Group will ultimately use the means.